Deferred Revenue, current and non-current	12 Months Ended
Dec. 31, 2012
Deferred Revenue [Abstract]
Deferred Revenue, current and non-current

7.       Deferred revenue, current and non-current

The amounts presented as current and non-current deferred revenue in the accompanying consolidated balance sheets as of December 31, 2012 and 2011 reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) deferred revenue resulting from free quantities of lubricants provided to the vessels as a benefit from the suppliers for entering into long term contracts with them. This revenue is amortized to Operating expenses according to the terms of the respective contracts. For 2012, 2011 and 2010, amortization of the deferred revenue from free lubricants amounted to $112, $45 and $0, respectively.

	2012	2011
Hires collected in advance	$1,157	$-
Deferred revenue from lubricants	378	467
Total	$1,535	$467
Less current portion	$(1,264)	$(103)
Non-current portion	$271	$364